WARRANTS (Details)	4 Months Ended	9 Months Ended
	Dec. 31, 2025 d $ / shares shares	Sep. 30, 2026 d $ / shares shares	Jan. 07, 2026 shares
WARRANTS
Number of warrants outstanding		13,900,000
Number of fractional warrants issued upon separation of units
Exercisable term	30 days	30 days
Warrant term		5 years
Number of warrants or rights exercisable for cash
Threshold number of business days for filing of registration statement	20 days	20 days
Threshold business days for making the registration statement effective	60 days	60 days
Class A
WARRANTS
Warrant redemption, stock price trigger | $ / shares	$ 18	$ 18
Public warrants
WARRANTS
Number of warrants outstanding		5,750,000
Number of fractional warrants issued upon separation of units
Warrant term		5 years
Redemption price per warrant | $ / shares	$ 0.01	$ 0.01
Threshold trading days | d	20	20
Threshold consecutive trading days | d	30	30
Trading day prior to the date on which the notice of exercise is received | d	10	10
Public warrants | Minimum
WARRANTS
Number of days of prior notice of redemption to be issued | d	30	30
Private placement warrants
WARRANTS
Number of warrants outstanding		8,150,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination | d	30	30